                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


    SUPPLEMENT DATED APRIL 30, 2018 TO THE PROSPECTUS DATED ARPRIL 30, 2018


For contracts issued on or after September 14, 2009, this supplement describes the Annuity Date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the Class L-4 Year (issued between November 22, 2004 and October 7, 2011) variable annuity contract issued by Brighthouse Life Insurance Company of NY ("we" or "us"). This supplement provides information in addition to that contained in the prospectus dated April 30, 2018 for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy.


Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.


ANNUITY DATE


In the "ANNUITY PAYMENTS (THE INCOME PHASE) -- Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:


      When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or ten (10) years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot extend your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see "Other Information -- Annuitant" for the definition of Annuitant and permitted changes of the Annuitant).


      PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE ELECTED A LIVING BENEFIT RIDER SUCH AS THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT, GMIB MAX I, GUARANTEED MINIMUM INCOME BENEFIT PLUS III, OR GUARANTEED MINIMUM INCOME BENEFIT PLUS I, AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB MAX I, GUARANTEED MINIMUM INCOME BENEFIT PLUS III, OR GUARANTEED MINIMUM INCOME BENEFIT PLUS I RIDERS) THAT MAY ALSO BE PROVIDED BY THE RIDER. For the Enhanced Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the Annuitant, there are several annuity income options to choose from during the Income Phase of which you should be aware. See "Living Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit -- Enhanced Guaranteed Withdrawal Benefit and Annuitization" in the prospectus.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                         Telephone: 800-343-8496


                                                                 SUPP-MLNYL40418

                      BRIGHTHOUSE LIFE INSURANCE COMPANY
                        BRIGHTHOUSE SEPARATE ACCOUNT A
                    BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C

                   BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                    BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B

                        SUPPLEMENT DATED APRIL 30, 2018
                                      TO
                     THE PROSPECTUSES DATED APRIL 30, 2018

This supplements the prospectuses dated April 30, 2018 for the 3-year Series L and Class L products issued by Brighthouse Life Insurance Company and Brighthouse Life Insurance Company of NY (the "Companies").

Effective as of June 2, 2003, the Companies suspended any allocations and/or transfers to the Fixed Account under the Series L and Class L contracts during the Accumulation Phase. This suspension is based on the authority granted to the Companies under the terms of the contracts and on the fact that the interest rate currently credited on Account Values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers" in the Prospectuses, and your contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.

                                                      Series/Class L SUPP-FXL18

                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


              SUPPLEMENT DATED APRIL 30, 2018 TO THE PROSPECTUSES
      DATED APRIL 30, 2018, MAY 1, 2015 AND MAY 1, 2011 (AS SUPPLEMENTED)


For contracts issued on or after December 17, 2007, this supplement describes the Annuity Date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the following variable annuity contracts issued by Brighthouse Life Insurance Company of NY ("we" or "us"): Class VA (offered between June 15, 2001 and October 7, 2011), Class C (offered between September 4, 2001 and October 7,
2011), Class XC, and the 3-year Class L. This supplement provides information in addition to that contained in the prospectuses dated April 30, 2018, May 1, 2015 and May 1, 2011 (as supplemented) for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy.


Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.


ANNUITY DATE


In the "ANNUITY PAYMENTS (THE INCOME PHASE) -- Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:


      When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or ten (10) years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot extend your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see "Other Information -- Annuitant" for the definition of Annuitant and permitted changes of the Annuitant).


      PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE ELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED WITHDRAWAL BENEFIT, A GUARANTEED MINIMUM INCOME BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, THE GUARANTEED MINIMUM INCOME BENEFIT PLUS RIDERS, AND THE GMIB MAX I RIDER) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER. For a Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the Annuitant, there are several annuity income options to choose from during the Income Phase of which you should be aware. See "Living Benefits -- Description of the Lifetime Withdrawal Guarantee II -- Lifetime Withdrawal Guarantee and Annuitization" and Living Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit -- Enhanced Guaranteed Withdrawal Benefit and Annuitization" in the prospectus.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                        Telephone: 800-343-8496


                                                                   SUPP-MLNY0418

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